Derivative Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Liabilities Details Abstract
Balance at the beginning of period	$ 409,948	$ 402,881	$ 16,886,192
Addition of new derivative liabilities	656,030		403,539
Change in fair value of warrants			(290,276)
Change in fair value of embedded conversion option	(445,972)	44,084	(16,596,574)
Derecognition of derivatives upon settlement of convertible notes	(284,626)	(37,017)
Balance at the end of the period	$ 335,380	$ 409,948	$ 402,881